EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Net earnings attributable to the Organization’s common shareholders (R$ thousand)	R$ 6,786,352	R$ 10,106,323	R$ 11,061,730
Net earnings attributable to the Organization’s preferred shareholders (R$ thousand)	R$ 7,464,977	R$ 11,116,941	R$ 12,110,592
Weighted average number of common shares outstanding (thousands)	5,330,305	5,337,877	5,348,875
Weighted average number of preferred shares outstanding (thousands)	5,311,866	5,319,573	5,327,248
Basic earnings per share attributable to common shareholders of the Organization (in Reais)	R$ 1.27	R$ 1.89	R$ 2.07
Basic earnings per share attributable to preferred shareholders of the Organization (in Reais)	R$ 1.41	R$ 2.09	R$ 2.27